INVESTMENTS (Narrative) (Details) ₩ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 KRW (₩) shares	Dec. 31, 2018 KRW (₩)	Apr. 30, 2018	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Investments in and Advances to Affiliates [Line Items]
Investments		$ 255				$ 3,500
Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest		20.00%		20.00%
Investments	$ 3,500
Maturity term of guaranty	3 years
Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest		50.00%		50.00%
Maturity term of guaranty	5 years
White Line B.V [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	10.00%
Investments	$ 1,500	$ 3,500					$ 2,000
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments		255
Profit from investment		124
Loan from partners		180
Outstanding balance of loan		$ 180
Interest rate		1.30%	1.30%
Freezone I-SEC Korea Inc. [Member] | Korea (South), Won
Investments in and Advances to Affiliates [Line Items]
Investments | ₩				₩ 284,000
Profit from investment | ₩			₩ 133,550
Loan from partners | ₩				200,000
Outstanding balance of loan | ₩				₩ 200,000
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying value		$ 0				0
Underlying net assets		0				4
Market value		$ 119				$ 317
Ownership interest		3.80%		3.80%
Entity Owned [Member] | Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest					50.00%
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock purchased | shares		198,311	198,311